NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF GAIN RECOGNIZED BUSINESS ACQUISITION

Amount
Cash and cash equivalents	$11,724
Prepayments	7,545
Inventory	80,960
Other Receivables and deposits	10,595
Amount due from related parties	205,750
Plant and equipment, net	3,811
Amount due to related parties	(145,573)
Payroll payable	(417)
Total identifiable net assets	174,395
Less: Purchase consideration	15,720
Gain on bargain purchase	$158,675